Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Aug. 01, 2022
Loss Contingencies [Line Items]
Loss contingency, estimated liability			$ 9,300				$ 9,300
Deferred revenue			12,900			$ 30,000	12,900		$ 30,000			$ 50,000
Repayment/revenue recognized					$ 15,000	20,000
Restricted Cash			27,806	$ 29,443		28,106	27,806	$ 29,443	28,106	$ 40,555	$ 27,806
Deposits, excluded from balance sheet			0			300	0		300	2,000
Customer deposits			9,908			0	9,908		0
Contract With Customer, Liability, Tranche One
Loss Contingencies [Line Items]
Deferred revenue			20,000				20,000
Repayment/revenue recognized						12,900
Contract With Customer, Liability, Tranche Two
Loss Contingencies [Line Items]
Deferred revenue			15,000				15,000
Repayment/revenue recognized		$ 12,700
Contract With Customer, Liability, Tranche Three
Loss Contingencies [Line Items]
Deferred revenue			15,000				15,000
Contract With Customer, Liability, Tranche Three | Subsequent event
Loss Contingencies [Line Items]
Repayment/revenue recognized	$ 12,900
Commitment to Fund Mortgage Loans
Loss Contingencies [Line Items]
Other commitment			211,900			225,400	211,900		225,400
Escrow deposits
Loss Contingencies [Line Items]
Restricted Cash			$ 3,200			8,000	$ 3,200		$ 8,000	$ 11,600
LHFS originated | Geographic Concentration Risk | Texas
Loss Contingencies [Line Items]
Concentration risk percentage							12.00%		11.00%
LHFS originated | Geographic Concentration Risk | Florida
Loss Contingencies [Line Items]
Concentration risk percentage							11.00%		10.00%
LHFS originated | Geographic Concentration Risk | California
Loss Contingencies [Line Items]
Concentration risk percentage									11.00%	15.00%
Loan Purchaser One | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage			56.00%	59.00%			68.00%	65.00%
Loan Purchaser Two | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage			22.00%
Loan Purchaser Three | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage			11.00%
Forward Contracts
Loss Contingencies [Line Items]
Notional amounts			$ 294,000			422,000	$ 294,000		$ 422,000	$ 2,818,700
Employee related labor dispute
Loss Contingencies [Line Items]
Loss contingency, estimated liability			8,400			8,400	8,400		8,400	5,900
Regulatory matters
Loss Contingencies [Line Items]
Loss contingency, estimated liability						$ 11,900			$ 11,900	$ 13,200
Loss contingency, (gain) loss in period			$ (3,000)				$ (2,700)